NOTE 3. PRELIMINARY PURCHASE PRICE ALLOCATION	12 Months Ended
Mar. 31, 2021
Pro Forma Financials [Member]
NOTE 3. PRELIMINARY PURCHASE PRICE ALLOCATION

NOTE 3. PRELIMINARY PURCHASE PRICE ALLOCATION

On May 28, 2021, the Company acquired ABTI for total consideration of 600,000,000 shares of Company’s common stock. The unaudited pro forma condensed combined financial statements include various assumptions, including those related to the preliminary purchase price allocation of the assets acquired and liabilities assumed of SwissLink based on management’s best estimates of fair value. The final purchase price allocation may vary based on final appraisals, valuations and analysis of fair value of the acquired assets and assumed liabilities. Accordingly, pro forma adjustments are preliminary and have been made solely for illustrative purposes.